OPERATING LEASE - Summary of Schedule, by Years, of Maturities of Lease Liabilities (Detail) ¥ in Thousands	Mar. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
For the six months ending September 30, 2023	¥ 136,507
For the year ending September 30, 2024	175,537
For the year ending September 30, 2025	72,950
For the year ending September 30, 2026	26,765
For the year ending September 30, 2027	14,500
For the year ending September 30, 2028 and thereafter	17,968
Total lease payments	444,227
Less: Imputed interest	(26,671)
Present value of lease liabilities	¥ 417,556